Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss - Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of General and Administrative Expenses [Abstract]
Salaries	$ (23,024)	$ (13,190)
Salaries and share-based payments	(13,949)	(10,915)
Professional services	(24,299)	(7,608)
Sales tax recovery - professional services	1,389
Insurance, duties and other	(9,339)	(5,668)
Travel, motor vehicle and meals	(1,711)	(1,018)
Hosting and telecommunications	(339)	(402)
Advertising and promotion	(721)	(491)
Sales tax recovery - other general and administrative expenses	753
General and administrative expenses	$ (71,240)	$ (39,292)